Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities (Detail) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (1,055,789)	$ (335,174)	$ (488,804)	$ (606,632)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,215)	(1,089)	(1,461)	(1,702)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	77,948	30,468	44,575	42,485
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	33,599	25,309	(3,161)	(27,644)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,174,504)	(394,725)	(528,757)	$ (618,567)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	8,128,715	7,337,813	6,810,168
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	14,857	37,063	40,449
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	148,473	139,178	122,854
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	1,363,641	1,293,468	1,037,511
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,673,273	5,588,605	5,432,747
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	187,441	183,100	176,967
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	899	622	492
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	588,177	28,028
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	117,555	81,562	66,073
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	39,819	36,418	20,142
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(5,420)	(50,231)	(87,067)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,055,789)	(335,174)	(488,804)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,215)	(1,089)	(1,461)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	77,948	30,468	44,575
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	33,599	25,309	(3,161)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,174,504)	(394,725)	$ (528,757)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ 8,383	$ 4,863